CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 30, 2017
Assets
Cash and cash equivalents	₩ 86,051	₩ 39,095
Short-term financial instruments	9,500	22,500
Accounts receivables, net	60,664	42,168
Other receivables, net	255	698
Prepaid expenses	2,516	3,027
Other current assets	1,182	1,383
Total current assets	160,168	108,871
Property and equipment, net	1,498	946
Intangible assets	1,163	1,036
Deferred tax assets	7,413	3,036
Other non-current financial assets	1,494	1,394
Other non-current assets	1,438	600
Total non-current assets	13,006	7,012
Total assets	173,174	115,883
Liabilities
Accounts payables	71,928	44,410
Deferred revenue	16,476	16,100
Withholdings	2,019	1,439
Accrued expenses	1,031	1,037
Income tax payable	1,944	1,628
Other current liabilities	123	130
Total current liabilities	93,521	64,744
Long-term deferred revenue	3,598	6,581
Other non-current liabilities	503	560
Total non-current liabilities	4,101	7,141
Total liabilities	97,622	71,885
Equity
Share capital	3,474	3,474
Capital surplus	27,141	27,164
Other components of equity	138	(40)
Retained earnings	45,405	13,962
Equity attributable to owners of the Parent Company	76,158	44,560
Non-controlling interest	(606)	(562)
Total equity	75,552	43,998
Total liabilities and equity	₩ 173,174	₩ 115,883